Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 91,685	$ 145,973
Short-term deposits	18,394	35,592
Marketable securities	32,435
Trade receivables (net of allowance for doubtful accounts of $1,500 and $1,040 as of June 30, 2022 and December 31, 2021, respectively)	66,746	67,505
Prepaid expenses and other current assets	11,665	12,818
Contract acquisition costs	4,601	4,813
Inventories	8,116	6,511
Total current assets	233,642	273,212
Non-current assets
Other non-current assets	1,826	1,958
Marketable securities	22,831
Deferred tax assets, net	12,038	9,800
Property and equipment, net	17,775	16,756
Intangible assets, net	9,901	11,228
Goodwill	26,829	26,829
Total non-current assets	91,200	66,571
Total assets	324,842	339,783
Current Liabilities
Trade payables	3,775	9,546
Other accounts payable and accrued expenses	47,453	54,044
Deferred revenues	121,645	122,983
Total current liabilities	172,873	186,573
Long-term liabilities
Other long term liabilities	6,580	9,537
Deferred revenues	35,476	36,426
Restricted Sponsor Shares liability	22,600	44,712
Price Adjustment Shares liability	37,798	79,404
Warrant liability	25,457	56,478
Total long-term liabilities	127,911	226,557
Total liabilities	300,784	413,130
Shareholders’ equity (deficiency)
Share capital, NIS 0.00001 par value; 3,454,112,863 shares authorized and 189,649,267 and 187,680,294 shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively
Additional paid-in capital	(141,921)	(153,072)
Treasury share, NIS 0.00001 par value; 41,776 ordinary shares	(85)	(85)
Accumulated other comprehensive income	(1,009)	1,372
Retained earnings	167,073	78,438
Total shareholders’ equity (deficiency)	24,058	(73,347)
Total liabilities and shareholders’ equity (deficiency)	$ 324,842	$ 339,783